Available-for-sale Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Available-for-sale Securities [Abstract]
Available-for-sale securities, cost	$ 1,614	$ 1,614
Available-for-sale securities, market value	1,603	1,676
Unrealized gain (loss) on available-for-sale securities	$ (73)	$ 33	$ 57